Stock-Based Compensation - Summary of Range of Assumptions Used to Estimate Fair Value of Options Granted (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.24%	1.38%
Risk-free interest rate, maximum	1.43%	2.60%
Volatility, minimum	49.00%	44.50%
Volatility, maximum	54.80%	46.30%
Dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	3 years 11 months 26 days	4 years 6 months 3 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 9 months 18 days	6 years 9 months